Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Ordinary Shares
	As of December 31, 2025		As of December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary Shares with no par value (*)	11,000,000	7,028,934	11,000,000	5,792,559

(*) At the Annual General Meeting of shareholders held on December 15, 2022, it was approved to increase the Company’s authorized share capital by 3,000,000 Ordinary Shares, from 8,000,000 authorized shares to 11,000,000 authorized shares. The Ordinary Shares have no nominal value and rank pari-passu in all respects.

Schedule of Outstanding Warrants to Shareholders

The Company’s outstanding warrants to shareholders as of December 31, 2025, are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
228,100	2.2	1.33

Outstanding and exercisable warrants	Issuance Date	Last Date to Exercise	Exercise Price	Remaining contractual life (years)
228,100	03/05/2022	02/05/2027	2.20	1.33

Schedule of Employee and Director Stock Option Activity and Related Information

A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2025, 2024, 2023 is as follows:

	2025		2024		2023
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	315,000	$2.96	300,833	$2.89	347,333	$2.79
Changes during the year:
Granted	25,000	$3.92	37,500	$2.97	-	$-
Exercised	(211,375)	$3.01	(23,333)	$2.14	(46,500)	$2.16
Forfeited	(2,500)	$2.78	-	$-	-	$-
Outstanding - year end	126,125	$3.07	315,000	$2.96	300,833	$2.89
Vested and expected to vest	76,124	$2.81	248,333	$3.04	183,333	$2.95
Exercisable at year end	76,124	$2.81	248,333	$3.04	156,666	$3.09

Schedule of Options Granted to Employees and Directors

Options granted to employees and directors that are outstanding as of December 31, 2025, broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2025	life (years)	2025	(years)

2.245	31,667	1.95	31,667	1.95
2.968	30,834	3.64	5,833	3.64
3.251	7,500	0.81	7,500	0.81
3.252	31,124	0.81	31,124	0.81
3.876	10,000	4.40	-	4.40
3.986	15,000	4.21	-	4.21

Grand Total	126,125	2.48	76,124	1.50